ACQUISITION OF BUSINESSES - Business Services, Genworth MI Canada Inc (Genworth) (Details) - Business services - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2019	Dec. 31, 2019
Genworth MI Canada Inc
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	31.00%
Consideration transferred, acquisition-date fair value	$ 854
Bargain purchase gain recognized	4
Identifiable intangible assets recognised as of acquisition date	$ 243
Revenue of acquiree since acquisition date		$ 10
Profit (loss) of acquiree since acquisition date		9
Revenue of acquiree as if combination occurred at beginning of period		207
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 98
Genworth MI Canada Inc
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary		57.00%